Subsequent Events - Additional Information (Detail) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Payments to Acquire Equity Method Investments		¥ 126,958	¥ 101,964
Subsequent Event [Member]
Subsequent Event [Line Items]
Unrealized gain on investments	¥ 100,000
Subsequent Event [Member] | Investments [Member]
Subsequent Event [Line Items]
Payments to Acquire Equity Method Investments	¥ 96